Maturity [Member] Expense Example - iShares iBonds 2028 Term High Yield and Income ETF - iShares iBonds 2028 Term High Yield and Income ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Maturity
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105